Leases, Weighted-average Remaining Lease Terms and Discount Rates (Q2) (Details)	Jun. 30, 2023	Dec. 31, 2022
Weighted-average Remaining Lease Terms and Discount Rates [Abstract]
Weighted-average remaining operating lease term	6 years 3 days	5 years 8 months 4 days
Weighted-average remaining finance lease term	5 years	5 years 4 months 13 days
Operating leases weighted-average discount rate	5.80%	4.88%
Finance lease weighted-average discount rate	5.09%	3.60%